SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M department period hospital center state bed	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Description of Business
Number of acute care hospitals operated by subsidiaries	50
Number of academic medical centers operated by subsidiaries	4
Number of medical centers classified in discontinued operations	1
Number of critical access hospitals operated by subsidiaries	1
Number of licensed beds in hospitals operated by subsidiaries	13,453
Number of states in which subsidiaries of the entity operate hospitals	11
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers operated by subsidiaries	98
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers classified in discontinued operations	3
Number of free-standing emergency department	1
Number of states in which free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers are operated by subsidiaries	12
Medicare and Medicaid net patient revenue
Cost report filing period after end of annual cost reporting period (in months)	5
Increase in revenue due to adjustments for prior-year cost reports and related valuation allowances	$ 1	$ 1	$ 5
Net operating revenues before provision for doubtful accounts from continuing operations
Net operating revenues before provision for doubtful accounts	9,371	8,992	8,785
Provision for Doubtful Accounts
Provision for doubtful accounts look-back period (in months)	18
Electronic Health Record Incentives
Period for use of EHR technology to become eligible for annual Medicare incentive payments	4
Percentage of Medicaid incentive payments federally funded	100.00%
Incentive payments for technology certification	55
Cash Equivalents
Cash equivalents maximum maturity period (in months)	3
Cash and cash equivalents	113	405	690	507
Book overdrafts classified as accounts payable	252	243
Cash and cash equivalents related to captive insurance subsidiaries	92	109
Repatriated excess cash from foreign insurance subsidiary to corporate domestic bank account	21
Accrued property and equipment purchases for items received but not yet paid	109	91
Accrued property and equipment purchases, for items received but not yet paid, included in accounts payable	104	87
Non-cancellable capital leases primarily for equipment	23
Medicare
Net operating revenues before provision for doubtful accounts from continuing operations
Net operating revenues before provision for doubtful accounts	2,068	2,050	2,100
Medicaid
Net operating revenues before provision for doubtful accounts from continuing operations
Net operating revenues before provision for doubtful accounts	802	740	677
Managed care
Net operating revenues before provision for doubtful accounts from continuing operations
Net operating revenues before provision for doubtful accounts	5,128	4,897	4,773
Indemnity, self-pay and other
Net operating revenues before provision for doubtful accounts from continuing operations
Net operating revenues before provision for doubtful accounts	958	954	917
Acute care hospitals other revenue
Net operating revenues before provision for doubtful accounts from continuing operations
Net operating revenues before provision for doubtful accounts	105	115	118
Other operations
Net operating revenues before provision for doubtful accounts from continuing operations
Net operating revenues before provision for doubtful accounts	$ 310	$ 236	$ 200